Laura E. Flores

Partner

+1.202.373.6101

laura.flores@morganlewis.com

VIA EDGAR

July 16, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Legg Mason ETF Investment Trust

(filing relates solely to the ClearBridge Large Cap Growth ESG ETF and ClearBridge Dividend Strategy ESG ETF)

(File Nos. 333-206784 and 811-23096)

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust, a Maryland statutory trust (the “Trust”), we are hereby filing, pursuant to Rule 497 under the Securities Act of 1933, as amended, revised risk/return summary information, in interactive data format, for the Trust’s ClearBridge Large Cap Growth ESG ETF and ClearBridge Dividend Strategy ESG ETF.

Please do not hesitate to contact me at 202.373.6101 with any questions.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001